As filed with the Securities and Exchange Commission on March 11, 2008

 1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 12	/X /

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 13	/ X /

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The FBR Funds

 (Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of Principal Office)

Registrant’s Telephone Number, Including Area Code: 703.469.1040

William Ginivan

General Counsel

Friedman, Billings, Ramsey Group, Inc.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA  22209

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b)

___  on [date] pursuant to paragraph (b)

_X_ 60 days after filing pursuant to paragraph (a)(1)

___  on [date] pursuant to paragraph (a)(1)

___  75 days after filing pursuant to paragraph (a)(2)

___  on [date] pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of The FBR Funds (the “Trust”) incorporates by reference in their entirety the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 11, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on March 7, 2008 (accession number 0001003297-08-000046) in order to establish I Class and R Class shares for certain series of the Trust.  This Post-Effective Amendment No. 12 is being filed in order to add certain information to the Trust’s Registration Statement that was inadvertently omitted from Post-Effective Amendment No. 11, consisting solely of the Cover Page to the Registration Statement, that was not included in Post-Effective Amendment No. 11.

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)(1)	Certificate of Trust.(1)
(a)(2)	Delaware Trust Instrument dated September 26, 2003. (1)
(a)(3)	Amended Schedule A to Delaware Trust Instrument dated September 26, 2003. (5)
(a)(4)	Amended Schedule A to Delaware Trust Instrument dated February 27, 2006. (6)
(a)(5)	Amended Schedule A to Delaware Trust Instrument dated October 24, 2006 (8)
(b)	Bylaws. (1)
(c)	None.
(d)(1)	Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (9)
(d)(2)	Form of Investment Advisory Agreement between the Registrant and Money Management Advisers, Inc. (1)
(d)(3)	Assignment of Investment Advisory Agreement between the Registrant and Money Management Advisers, Inc. to FBR Fund Advisers, Inc. (6)
(d)(4)	Amendment to Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (8)
(d)(5)	Sub-Advisory Agreement between FBR Fund Advisers, Inc. and Akre Capital Management LLC. (8)
(e)(1)	Distribution Agreement between the Registrant and FBR Investment Services, Inc. (9)
(e)(2)	Amendment to Distribution Agreement between the Registrant and FBR Investment Services, Inc. (8)
(e)(3)	Selected Dealer Agreement. (3)
(f)	None.
(g)(1)	Agreement for Custody Services between the Registrant and JPMorgan Chase Bank, N.A. (9)
(h)(1)	Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007 (9)
(h)(2)	Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. dated November 1, 2005. (5)
(h)(3)	Amended Schedule A to Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. (8)
(h)(4)	Administrative Services Addendum to Agreement for Accounting Services, Transfer Agency and Shareholder Services between the Registrant and JPMorgan Chase Bank, N.A. dated November 1, 2007 (9)
(i)	None.
(j)	None.
(k)	None.

(l)	None.
(m)(1)	Rule 12b-1 Amended and Restated Distribution Plan dated January 23, 2008. (9)
(m)(2)	R Class 12b-1 Plan (10)
(n)	Rule 18f-3 Plan. (10)
(p)(1)	Code of Ethics of the Registrant, FBR Fund Advisers, Inc. and FBR Investment Services, Inc.(7)
(p)(2)	Akre Capital Management, LLC Code of Ethics. (6)

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(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on February 4, 2004.
(2)	Incorporated by reference to the Registrant’s Pre-effective Amendment No. 1 filed on February 27, 2004.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on December 30, 2004.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 filed on February 25, 2005.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed on November 15, 2005.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 filed on February 28, 2006.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on December 15, 2006.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2007.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2008.
(10)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 filed on March 7, 2008.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FBR Fund Advisers, Inc. provides advisory services to the Funds of the Registrant. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:

Name	Position with Adviser	Other Business
David H. Ellison	President and Director	Director, CIO and President, FBR Fund Advisers, Inc.

Winsor H. Aylesworth	Secretary, Treasurer and Director	Portfolio Manager, FBR Fund Advisers, Inc.

W. Bart Sanders	Senior Vice President and Assistant Secretary	Senior Vice President of Fund Operations, FBR Fund Advisers, Inc.

Robert C. Barringer	Senior Vice President	Portfolio Manager, FBR Fund Advisers, Inc.

Sothara Chin	Chief Compliance Officer	President of FBR Investment Services, Inc.

Information as to the directors and officers of Akre Capital Management, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Akre Capital Management, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-57156) filed under the Investment Advisers Act of 1940, as amended and is incorporated by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Not applicable.

(b)  FBR Investment Services, Inc. (“FBR Services”) serves as principal underwriter to the Funds.  The following information is provided with respect to each director, officer or partner of FBR Services:

Name & Address	Positions with FBR Services	Positions and offices with Registrant
Sothara Chin	President	None
1001 19th Street North
Arlington, VA 22209

Janelle Schutt	Chief Financial Officer	None
1001 19th Street North
Arlington, VA 22209

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended (the “1940 Act”) and the Rules thereunder are maintained at the offices of FBR Fund Advisers, Inc. the Registrant's adviser, located at 1001 Nineteenth Street North, Arlington, Virginia, and JPMorgan Chase Bank, N.A., the Registrant’s administrator, transfer agent and fund accountant located at 303 Broadway, Suite 900, Cincinnati, Ohio. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio, and 31a-1(f) are maintained at Akre Capital Management, LLC, 2 West Marshall Street, Middleburg, Virginia as listed under “Advisory and Other Contracts” in Part B to this Registration Statement.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on the 11th day of March, 2008.

                                   The FBR Funds

                                   By:  /s/ David H. Ellison

           David H. Ellison*,  President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of March, 2008.

/s/ David H. Ellison *
David H. Ellison	Trustee and President (Principal Executive Officer)
March 11, 2008

/s/ Michael A. Willner *
Michael A. Willner	Trustee
March 11, 2008

/s/ Reena Aggarwal*
Reena Aggarwal	Trustee
March 11, 2008

/s/ William E. Cole, Jr.*
William E. Cole, Jr.	Trustee
March 11, 2008

/s/ Charles O. Heller*
Charles O. Heller	Trustee
March 11, 2008

/s/ Kimberly J. Bradshaw
Kimberly J. Bradshaw	Treasurer and Secretary (Principal Financial Officer)
March 11, 2008

 * Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006.